UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549
                                    Form 13F
                              Form 13F COVER PAGE


Report  for  the  Calendar  Year  or  Quarter  Ended:   12/31/09
                                                      ------------

Check  here  if  Amendment   [    ];  Amendment Number:
This Amendment (Check only one.):    [    ] is a restatement.
                                     [    ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Harleysville Group Inc.
          ----------------------------
Address:  355 Maple Avenue
          ----------------------------
          Harleysville, PA  19438-2297
          ----------------------------

Form 13F File Number:  28-  4718
                           ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Mark  R.  Cummins
        ----------------------------------------
Title:  Executive  Vice  President  &  Treasurer
        ----------------------------------------
Phone:  215-256-5025
        ----------------------------------------

Signature,  Place,  and  Date  of  Signing:

     /s/  Mark R. Cummins    Harleysville,  PA    January 26, 2010
     --------------------    -----------------    ----------------
     [Signature]             [City,  State]       [Date]

Report  Type  (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]  13F  COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F  File  Number     Name

     28-
     [Repeat  as  necessary.]

                             Form 13F SUMMARY PAGE


Report  Summary:


Number  of  Other  Included  Managers:            0
                                              --------

Form  13F  Information  Table  Entry  Total:      5
                                              --------

Form  13F  Information  Table  Value  Total:  $405,616
                                              --------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.        Form  13F  File  Number          Name

       0        28-4718                         NONE               .
      ---          ----          -----------------------------------
     [Repeat  as  necessary]

HARLEYSVILLE  GROUP  INC.
December  31,  2009
FORM  13F  INFORMATION  TABLE







COLUMN 1                      COLUMN 2        COLUMN 3     COLUMN 4  COLUMN 5              COLUMN 6    COLUMN 7  COLUMN 8
----------------------------  --------------  -----------  --------  --------------------  ----------  --------  ------------------
                                                           VALUE     SHARES/    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARE  NONE
----------------------------  --------------  -----------  --------  --------------------  ----------  --------  ------------------
HARLEYSVILLE NATIONAL CORP    COM             412850-10-9    1,914     297,679   SH        SOLE        N/A         297,679
HARLEYSVILLE SAVINGS FINL CO  COM             412865-10-7    1,715     123,748   SH        SOLE        N/A         123,748
VANGUARD INSTL TOTAL STOCK    EQUITY MUT FD   922040-40-7  229,822   9,263,289   SH        SOLE        N/A       9,263,289
VANGUARD FTSE ALL WORLD       EQUITY MUT FD   922042-78-3   61,093     712,791   SH        SOLE        N/A         712,791
VANGUARD VALUE ETF            EQUITY MUT FD   922908-74-4  111,072   2,326,121   SH        SOLE        N/A       2,326,121

